Earnings per share	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Earning per share

9	Earnings per share
Basic earnings per ordinary share is calculated by dividing the profit attributable to ordinary shareholders of the parent company by the weighted average number of ordinary shares outstanding, excluding own shares held. Diluted earnings per ordinary share is calculated by dividing the basic earnings, which require no adjustment for the effects of dilutive potential ordinary shares, by the weighted average number of ordinary shares outstanding, excluding own shares held, plus the weighted average number of ordinary shares that would be issued on conversion of dilutive potential ordinary shares.

Profit attributable to the ordinary shareholders of the parent company
	2022	2021	2020
	$m	$m	$m
Profit attributable to shareholders of the parent company	16,035	13,917	5,229
Dividend payable on preference shares classified as equity	—	(7)	(90)
Coupon payable on capital securities classified as equity	(1,213)	(1,303)	(1,241)
Year ended 31 Dec	14,822	12,607	3,898

Basic and diluted earnings per share
	2022			2021			2020
	Profit	Number of shares	Per share	Profit	Number of shares	Per share	Profit	Number of shares	Per share
	$m	(millions)	$	$m	(millions)	$	$m	(millions)	$
Basic[1]	14,822	19,849	0.75	12,607	20,197	0.62	3,898	20,169	0.19
Effect of dilutive potential ordinary shares		137			105			73
Diluted[1]	14,822	19,986	0.74	12,607	20,302	0.62	3,898	20,242	0.19
1Weighted average number of ordinary shares outstanding (basic) or assuming dilution (diluted).
The number of anti-dilutive employee share options excluded from the weighted average number of dilutive potential ordinary shares is 9.4 million (2021: 8.6 million; 2020: 14.6 million).